CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 30,211	188,216	402,502
Restricted cash	1,154	7,190	2,200
Term deposits	353	2,200	1,000
Accounts receivable, net	10,900	67,906	106,825
Amounts due from related parties	80	500	56,365
Deferred tax assets, net	2,655	16,541	16,950
Prepaid and other current assets, net	53,224	331,591	557,451
Assets classified as held for sale	104,298	649,787	1,045,520
Total current assets	202,875	1,263,931	2,188,813
Non-current assets:
Property and equipment, net	84,663	527,457	492,393
Land use rights, net	20,668	128,766	132,144
Intangible assets, net	46,991	292,758	498,715
Goodwill	108,293	674,676	1,084,151
Deferred tax assets, net	8,678	54,063	4,800
Other non-current assets, net	38,315	238,707	319,611
Total non-current assets	307,608	1,916,427	2,531,814
Total assets	510,483	3,180,358	4,720,627
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2011 and 2012, respectively)	9,631	60,000	60,000
Convertible loan (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2011 and 2012, respectively)	19,447	121,156
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 377,442and RMB 488,160 as of December 31, 2011 and 2012, respectively)	80,610	502,207	395,778
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 13,801 and RMB 38,444 as of December 31, 2011 and 2012, respectively)	8,425	52,487	23,356
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 367,022 and RMB 298,361 as of December 31, 2011 and 2012, respectively)	68,640	427,635	449,273
Income taxes payable (including consolidated VIE amount without recourse to the Company of RMB50,076 and RMB 94,146 as of December 31, 2011 and 2012, respectively)	32,739	203,968	116,901
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 25,331 and RMB 4,211 as of December 31, 2011 and 2012, respectively)	676	4,211	25,331
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the Company of RMB 465,855 and RMB 292,895 as of December 31, 2011 and 2012, respectively)	47,013	292,895	465,855
Total current liabilities	267,181	1,664,559	1,536,494
Non-current liabilities:
Deferred tax liabilities (including consolidated VIE amount without recourse to the Company of RMB 145,227 and RMB 108,740 as of December 31, 2011 and 2012, respectively)	21,162	131,844	145,227
Non-current portion of consideration payable for acquisitions and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 42,503 and RMB nil as of December 31, 2011 and 2012, respectively)			272,443
Total non-current liabilities	21,162	131,844	417,670
Total liabilities	288,343	1,796,403	1,954,164
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.0001 par value; 50,000,000 shares authorized, nil issued and outstanding as of December 31, 2011 and 2012)
Ordinary shares (US$ 0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 144,481,064 and 145,975,484 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	17	103	102
Additional paid-in capital	401,321	2,500,273	2,498,162
Statutory reserve	18,684	116,406	122,199
Warrants			1,219
Retained earnings (deficit)	(241,402)	(1,503,956)	111,417
Accumulated other comprehensive deficit	(2,747)	(17,116)	(21,517)
Total Ambow Education Holding Ltd.'s equity	175,873	1,095,710	2,711,582
Non-controlling interest	46,267	288,245	54,881
Total equity	222,140	1,383,955	2,766,463
Total liabilities and equity	$ 510,483	3,180,358	4,720,627